Note 8 - Loans Receivable, Net and Allowance for Loan Losses - Composition of Net Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Real estate loans:
Loans	$ 179,104	$ 145,136
Deferred loan fees and costs	(692)	(518)
Allowance for loan losses	(1,605)	(1,313)	$ (1,148)
Net Loans	176,807	143,305
Real Estate Portfolio Segment [Member]
Real estate loans:
Loans	169,783	142,489
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Real estate loans:
Loans	5,389	5,777
Allowance for loan losses	(41)	(55)	(75)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Real estate loans:
Loans	51,893	51,036
Allowance for loan losses	(503)	(486)	(418)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Loans [Member]
Real estate loans:
Loans	57,282	56,813
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Real estate loans:
Loans	14,641	12,402
Allowance for loan losses	(103)	(81)	(60)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Real estate loans:
Loans	77,730	49,765
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Real estate loans:
Loans	15,355	16,100
Allowance for loan losses	(138)	(153)	(122)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Real estate loans:
Loans	4,775	7,409
Allowance for loan losses	(37)	(50)	$ (46)
Commercial Portfolio Segment [Member]
Real estate loans:
Loans	9,295	2,576
Consumer Portfolio Segment [Member]
Real estate loans:
Loans	$ 26	$ 71